Employee Benefit Plans - Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Non-current assets	$ 0	$ 0
Current liabilities	855	763
Non-current liabilities	60,377	64,627
Net liability recognized - pension plans	$ 61,232	$ 65,390